Due to banks and correspondents - Disclosure detail of dues to banks and correspondents (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Banks And Correspondents [Abstract]
Banco Central de Reserva del Perú—BCRP	S/ 6,332,527	S/ 7,736,322
Promotional credit lines	1,595,405	1,453,397
Loans received from foreign entities	322,947	427,278
Loans received from Peruvian entities	226,713	1,117
Bank Acceptance Liabilities Subtotal	8,477,592	9,618,114
Interest and commissions payable	45,257	42,763
Short term	1,068,838	1,769,403
Long term	7,454,011	7,891,474
Total	S/ 8,522,849	S/ 9,660,877